Earnings (Loss) Per Share (Details Textual)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Number of Shares, Exercisable	6,852,333	7,839,867	5,934,200	6,373,567